Taxes on Income - Schedule of Tax Expense to the Company’s Theoretical Statutory Tax Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Loss before taxes:
Local		$ 15,187	$ 14,652		$ 16,952
Foreign	[1]	131		[2]	26
Net loss, as reported in the consolidated statements of comprehensive loss		$ 15,318	$ 14,652		$ 16,978
Israeli statutory income tax rate		23.00%	23.00%		23.00%
Theoretical tax benefit		$ 3,523	$ 3,370		$ 3,905
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		(3,523)	(3,370)		(3,905)
Income tax expense

[1]	Foreign is amount related to the US & China Subsidiaries.
[2]	Lowerthan $1K